Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute [1]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance

Stanwich Mortgage Loan Trust, Series 2013-1

CIK # Not Applicable

		HUD	1,081	$216,952,401.15	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$223,728.09	0.12%	0	$0.00	0.00%	0	$0.00	0.00%

Total			1,081	$216,952,401.15	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$223,728.09	0.12%	0	$0.00	0.00%	0	$0.00	0.00%

¹	The Securitizer hereby corrects prior filing and discloses that as of August 15, 2013, two assets originated by HUD were Subject of Demand and were pending repurchase or replace (each, a “2013-1 Pending Assets”). As disclosed herein, two of the 2013-1 Pending Assets continue to be pending repurchase or replacement during the 3-month period ending March 31, 2014 (outside of the cure period).